Fees Summary	Jan. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,553,610.6
Previously Paid Amount	0
Total Fee Amount	2,286.05
Total Offset Amount	0
Net Fee	$ 2,286.05